Intangible Assets, Net and Goodwill - Summary of Analysis of Intangible Assets (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Licenses and rights of use [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	$ 103,298,395	$ 113,304,386	$ 116,031,264
Acquisitions	13,206,877	4,227,244	12,347,051
Acquisitions in business combinations	7,844,339		53,923
Disposals and other	4,894,490	502,397	(792,894)
Amortization of the year	(11,577,160)	(11,347,089)	(11,879,489)
Effect of translation of foreign subsidiaries	(6,233,962)	(3,388,543)	(2,455,469)
Balance at end of year	111,432,979	103,298,395	113,304,386
Licenses and rights of use [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	233,478,974	247,413,824	242,739,362
Acquisitions	13,206,877	4,227,244	12,347,051
Acquisitions in business combinations	7,844,339		53,923
Disposals and other	7,286,114	1,508,274	(1,037,458)
Effect of translation of foreign subsidiaries	(15,715,442)	(19,670,368)	(6,689,054)
Balance at end of year	246,100,862	233,478,974	247,413,824
Licenses and rights of use [member] | Accumulated depreciation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	(130,180,579)	(134,109,438)	(126,708,098)
Disposals and other	(2,391,624)	(1,005,877)	244,564
Amortization of the year	(11,577,160)	(11,347,089)	(11,879,489)
Effect of translation of foreign subsidiaries	9,481,480	16,281,825	4,233,585
Balance at end of year	(134,667,883)	(130,180,579)	(134,109,438)
Trademarks [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	4,667,205	9,937,807	12,566,893
Acquisitions	53,467	159,958	127,823
Acquisitions in business combinations		6,631	82,868
Disposals and other	(6,012)		4,660
Amortization of the year	(1,008,483)	(4,973,602)	(3,179,461)
Effect of translation of foreign subsidiaries	(217,468)	(463,589)	335,024
Balance at end of year	3,488,709	4,667,205	9,937,807
Trademarks [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	28,207,166	28,779,212	27,789,150
Acquisitions	53,467	159,958	127,823
Acquisitions in business combinations		6,631	82,868
Disposals and other	(6,012)		(29,804)
Effect of translation of foreign subsidiaries	(835,613)	(738,635)	809,175
Balance at end of year	27,419,008	28,207,166	28,779,212
Trademarks [member] | Accumulated depreciation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	(23,539,961)	(18,841,405)	(15,222,257)
Acquisitions	0
Disposals and other	0		34,464
Amortization of the year	(1,008,483)	(4,973,602)	(3,179,461)
Effect of translation of foreign subsidiaries	618,145	275,046	(474,151)
Balance at end of year	(23,930,299)	(23,539,961)	(18,841,405)
Customer relationships [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	6,781,531	10,856,219	13,810,434
Acquisitions	20,248	74,637
Acquisitions in business combinations		15,556	512,667
Disposals and other	5,507
Amortization of the year	(3,371,924)	(3,754,312)	(3,769,777)
Effect of translation of foreign subsidiaries	(335,981)	(410,569)	302,895
Balance at end of year	3,099,381	6,781,531	10,856,219
Customer relationships [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	25,543,068	26,985,714	26,245,508
Acquisitions	20,248	74,637
Acquisitions in business combinations		15,556	512,667
Disposals and other	5,507		(882,338)
Effect of translation of foreign subsidiaries	(2,693,812)	(1,532,839)	1,109,877
Balance at end of year	22,875,011	25,543,068	26,985,714
Customer relationships [member] | Accumulated depreciation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	(18,761,537)	(16,129,495)	(12,435,074)
Acquisitions	0
Disposals and other	0		882,338
Amortization of the year	(3,371,924)	(3,754,312)	(3,769,777)
Effect of translation of foreign subsidiaries	2,357,831	1,122,270	(806,982)
Balance at end of year	(19,775,630)	(18,761,537)	(16,129,495)
Software licenses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	6,604,455	7,240,437	7,751,056
Acquisitions	2,729,480	2,004,550	3,351,200
Acquisitions in business combinations		3,006
Disposals and other	(949,859)	1,772,238	(485,449)
Amortization of the year	(2,479,088)	(3,491,629)	(3,699,363)
Effect of translation of foreign subsidiaries	(801,621)	(924,147)	322,993
Balance at end of year	5,103,367	6,604,455	7,240,437
Software licenses [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	14,309,258	15,055,598	12,874,796
Acquisitions	2,729,480	2,004,550	3,351,200
Acquisitions in business combinations		3,006
Disposals and other	(949,858)	(905,610)	(1,698,118)
Amortization of the year	0
Effect of translation of foreign subsidiaries	(2,984,770)	(1,848,286)	527,720
Balance at end of year	13,104,110	14,309,258	15,055,598
Software licenses [member] | Accumulated depreciation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	(7,704,803)	(7,815,161)	(5,123,740)
Acquisitions	0
Disposals and other	(1)	2,677,848	1,212,669
Amortization of the year	(2,479,088)	(3,491,629)	(3,699,363)
Effect of translation of foreign subsidiaries	2,183,149	924,139	(204,727)
Balance at end of year	(8,000,743)	(7,704,803)	(7,815,161)
Content rights [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	786,117	2,200,777	2,209,799
Acquisitions	1,427,694	850,779	2,099,084
Disposals and other	1,629,287		(258,795)
Amortization of the year	(1,772,779)	(2,231,978)	(1,820,092)
Effect of translation of foreign subsidiaries	(25,366)	(33,461)	(29,219)
Balance at end of year	2,044,953	786,117	2,200,777
Content rights [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	7,549,709	6,717,442	4,876,298
Acquisitions	1,427,694	850,779	2,099,084
Disposals and other	1,638,007		(63,137)
Effect of translation of foreign subsidiaries	(455,228)	(18,512)	(194,803)
Balance at end of year	10,160,182	7,549,709	6,717,442
Content rights [member] | Accumulated depreciation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	(6,763,592)	(4,516,665)	(2,666,499)
Acquisitions	0
Disposals and other	(8,720)		(195,658)
Amortization of the year	(1,772,779)	(2,231,978)	(1,820,092)
Effect of translation of foreign subsidiaries	429,862	(14,949)	165,584
Balance at end of year	(8,115,229)	(6,763,592)	(4,516,665)
Intangibles, net [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	122,137,703	143,539,626	152,369,446
Acquisitions	17,437,766	7,317,168	17,925,158
Acquisitions in business combinations	7,844,339	25,193	649,458
Disposals and other	5,573,413	2,274,635	(1,532,478)
Amortization of the year	(20,209,434)	(25,798,610)	(24,348,182)
Effect of translation of foreign subsidiaries	(7,614,398)	(5,220,309)	(1,523,776)
Balance at end of year	125,169,389	122,137,703	143,539,626
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	145,566,497	151,463,232	152,632,635
Acquisitions		0
Acquisitions in business combinations	10,869,571	334,739	951,348
Disposals and other	(843,005)	(1,094,861)	(134,525)
Effect of translation of foreign subsidiaries	(2,693,262)	(5,136,613)	(1,986,226)
Balance at end of year	$ 152,899,801	$ 145,566,497	$ 151,463,232